Note 20 - Fair Value Measurement - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities available for sale	$ 107,592	$ 79,859
Equity securities	167	121
Fair Value, Recurring [Member]
Securities available for sale	107,592	79,859
Equity securities	167	121
Mortgage loan commitments	14	40
Total	107,773	80,020
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	107,592	79,859
Equity securities	167	121
Mortgage loan commitments	14	40
Total	107,773	80,020
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0